Item 1. Schedule of Investments:
Putnam Tax-Free Health Care Fund

The fund's portfolio
8/31/05 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FHA Insd.	Federal Housing Administration Insured
FNMA Coll.	Federal National Mortgage Association Collateralized
FSA	Financial Security Assurance
GNMA Coll.	Government National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
MBIA	MBIA Insurance Company
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.3%)(a)

		Rating (RAT)	Principal amount	Value
Arizona (1.8%)

AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth. Network), 6 7/8s, 12/1/20		BBB	$600,000	$679,482
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29		B+/P	600,000	667,932
Maricopa Cnty., School Dist. G.O. Bonds (No. 006 Washington Elementary), Ser. B, FSA, 5 3/8s, 7/1/13		Aaa	490,000	553,421
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s, 12/1/31		A3	975,000	1,058,879
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai Regl. Med. Ctr.), Ser. A, 6s, 8/1/33		Baa2	500,000	539,390

				3,499,104

Arkansas (0.9%)

AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.), 7 3/8s, 2/1/29		Baa2	1,000,000	1,168,350
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.), Ser. B, 5s, 2/1/11		Baa2	500,000	526,545

				1,694,895

California (4.6%)

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med. Ctr.), 5s, 11/15/15		A3	250,000	271,178
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A, 5 1/4s, 5/1/20		A2	1,100,000	1,203,532
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (Kaiser Permanente), Ser. C, 3.85s, 6/1/12		A+	1,750,000	1,761,288
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Huntington Memorial Hosp.), 5s, 7/1/21		A+	1,250,000	1,346,400
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In default) (F)(NON)		D/P	4,000,000	11,200
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26		BBB-	500,000	508,220
Duarte, COP, Ser. A, 5 1/4s, 4/1/31		Baa1	300,000	306,960
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), 5 7/8s, 7/1/26		A3	1,600,000	1,739,152
Riverside Cnty., Asset Leasing Corp. Leasehold Rev. Bonds (Riverside Cnty. Hosp.), MBIA, zero %, 6/1/25		Aaa	4,000,000	1,577,640

San Diego, Association of Bay Area Governments Fin. Auth. For Nonprofit Corps. Rev. Bonds (San Diego Hosp.), Ser. A, 6 1/8s, 8/15/20		Baa1	250,000	276,338

				9,001,908

Colorado (3.5%)

CO Hlth. Fac. Auth. Rev. Bonds (Hosp. Impt. - NCMC, Inc.), FSA, 5 3/4s, 5/15/19		Aaa	3,000,000	3,309,690
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30		A3	630,000	702,406
6 3/8s, 12/15/30 (Prerefunded)		A3	620,000	716,460
Denver, Hlth. & Hosp. Auth. Hlth. Care Rev. Bonds, Ser. A, 5 3/8s, 12/1/28		BBB	1,500,000	1,522,260
Montrose, Memorial Hosp. Rev. Bonds, 6 3/8s, 12/1/23		BBB-	500,000	541,945

				6,792,761

Connecticut (0.4%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33		BBB+	750,000	802,995

Florida (2.7%)

Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Sunbelt), Ser. A, 6s, 11/15/31		A+	1,000,000	1,099,160
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25		BB-/P	1,000,000	1,017,990
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31		BB+	880,000	968,378
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care), 5 3/4s, 12/1/32		A2	1,340,000	1,462,235
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist Hlth.), 5 1/4s, 11/15/33		Aa3	750,000	788,423

				5,336,186

Georgia (0.9%)

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18		AAA	1,000,000	1,180,460
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC, 6.4s, 1/1/13		Aaa	110,000	128,256
Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A, 5.1s, 8/1/14		Baa2	500,000	530,830

				1,839,546

Hawaii (0.8%)

HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B
3.7s, 1/1/22		Aaa	1,000,000	1,001,100
3.2s, 1/1/09		Aaa	505,000	504,041

				1,505,141

Illinois (4.1%)

IL Hlth. Fac. Auth. Rev. Bonds
(Children's Memorial Hosp.), Ser. A, AMBAC, 5 3/4s, 8/15/25		Aaa	2,000,000	2,214,480
(West Suburban Hosp.), Ser. A, 5 3/4s, 7/1/15		A1	1,000,000	1,100,560
(Hosp. Sisters Svcs., Inc.), Ser. A, MBIA, 5 1/4s, 6/1/08		Aaa	4,000,000	4,210,840
IL Hsg. Dev. Auth. Rev. Bonds (Homeowner Mtge.), Ser. C-1
3.45s, 2/1/11		Aa2	200,000	200,200
3 3/8s, 8/1/10		Aa2	290,000	289,617

				8,015,697

Indiana (3.0%)

IN Hlth. Fac. Fin. Auth. Rev. Bonds
(Sister of St. Francis Hlth.), MBIA, 5 3/8s, 11/1/27		Aaa	1,000,000	1,057,930
(Cmnty. Hosp.), Ser. A, AMBAC, 5s, 5/1/24		Aaa	3,000,000	3,210,810
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.), 5 1/2s, 11/1/32		AA	500,000	530,575
Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.), Ser. C, 2 5/8s, 10/1/06		BBB	1,000,000	991,190

				5,790,505

Iowa (2.3%)

Hills, Hlth. Care VRDN (Mercy Hosp.), 2.32s, 8/1/32		VMIG1	1,160,000	1,160,000
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
(Care Initiatives), 9 1/4s, 7/1/25		BBB-/P	1,450,000	1,762,461
(Genesis Med Ctr), 6 1/4s, 7/1/25		A1	1,500,000	1,639,635

				4,562,096

Kansas (0.3%)

Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser. C, 6 7/8s, 5/15/32		BB+	500,000	547,205

Kentucky (0.6%)

KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A, 6 5/8s, 10/1/28	BBB+/F	1,125,000	1,248,233

Louisiana (2.4%)

LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (St. James Place), Ser. A, 7s, 11/1/20	B-/P	1,040,000	1,070,680
LA Pub. Fac. Auth. Rev. Bonds (Baton Rouge), MBIA
5s, 7/1/09	Aaa	2,010,000	2,136,047
5s, 1/1/09	Aaa	935,000	986,350
LA Pub. Fac. Auth. Hosp. Rev. Bonds (Lake Charles Memorial Hosp.), 8 5/8s, 12/1/30	CCC/P	400,000	430,024

			4,623,101

Maine (2.0%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
Ser. C, FSA, 5 3/4s, 7/1/30	Aaa	1,500,000	1,651,965
Ser. B, FSA, 4.6s, 7/1/09	AAA	2,230,000	2,332,602

			3,984,567

Maryland (0.2%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Medstar Hlth.), 5 3/4s, 8/15/14	Baa1	345,000	384,240

Massachusetts (5.0%)

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	750,000	928,958
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	832,560
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	250,000	271,320
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	900,000	978,714
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,080,830
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,350,000	1,478,196
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,070,940
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB+	350,000	359,783
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/09	BBB+	1,135,000	1,184,872
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	504,990
(Partners Healthcare Syst.), Ser. F, 5s, 7/1/22	Aa3	1,000,000	1,072,930

			9,764,093

Michigan (5.7%)

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3	500,000	530,665
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	1,000,000	994,860
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Methodist Hosp.), Ser. A, MBIA, 5s, 10/15/08	Aaa	2,000,000	2,108,080
MI State Hosp. Fin. Auth. Rev. Bonds
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,377,400
(Sparrow Hosp.), 5 5/8s, 11/15/31	A1	2,000,000	2,137,680
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,098,320
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	500,000	508,030
Waterford, Econ. Dev. Corp. Rev. Bonds (Canterbury Hlth.), 6s, 1/1/39	B-/P	3,075,000	2,506,802

			11,261,837

Minnesota (1.5%)

Bemidji, Hosp. Fac. Rev. Bonds (1st Mtge.-North Country Hlth.), 5 5/8s, 9/1/21	A	500,000	519,325
MN Agricultural & Econ. Dev. Board Rev. Bonds (Evangelical Lutheran), 6s, 2/1/27	A3	750,000	824,610
St. Paul, Hsg. & Hosp. Redev. Auth. Rev. Bonds (Healtheast), Ser. A, 6 5/8s, 11/1/17	BB+	855,000	858,240
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth. East), 6s, 11/15/25	Baa3	250,000	275,208
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB-	500,000	527,240

			3,004,623

Mississippi (0.3%)

MS Home Corp. Rev. Bonds (Single Fam.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	475,000	507,675

Missouri (2.0%)

MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	840,000	884,587
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2	1,500,000	1,590,375
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Homeowner Loan)
Ser. B-1, GNMA Coll., FNMA Coll., 7.45s, 9/1/31	AAA	520,000	540,764
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	450,000	471,479

MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds (Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	500,000	522,245

			4,009,450

New Hampshire (3.1%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Lakes Region Hosp. Assn.), 5 3/4s, 1/1/08	BB-/P	375,000	376,418
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	1,000,000	1,012,060
NH Hlth. and Edl. Fac. Auth. Hosp. Rev. Bonds (Concord Hosp.), FGIC, 5s, 10/1/24	Aaa	2,900,000	3,118,689
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	900,000	946,098
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	650,000	639,295

			6,092,560

New Jersey (2.4%)

NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27	Aaa	500,000	541,415
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	1,000,000	1,088,490
NJ Hlth. Care Facs. Fin. Auth. Rev. Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	750,000	846,585
Ser. A, AMBAC, 6s, 7/1/12	Aaa	2,000,000	2,299,580

			4,776,070

New Mexico (1.1%)

U. of NM Rev. Bonds (Hosp. Mtg.), FSA, FHA Insd., 5s, 1/1/24	Aaa	2,000,000	2,131,980

New York (8.7%)

Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15	BB	305,000	321,345
5s, 7/1/10	BB	195,000	198,832
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	A3	720,000	773,604
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	640,000	649,984
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	637,110
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	795,885
(Hosp. Insd. Mtg.), Ser. A, FSA, 5 1/4s, 8/15/12 (SEG)	Aaa	6,000,000	6,657,600
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 2/15/14	Aaa	2,475,000	2,719,580
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Ba1	500,000	508,640
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	BB-/P	750,000	781,283
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. A, 5s, 12/1/13	BBB+	370,000	394,387
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28	BB-/P	1,000,000	1,086,660
Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5s, 6/1/26	BBB	1,000,000	1,013,780
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	BB	500,000	523,365

			17,062,055

North Carolina (1.1%)

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(1st Mtge. -Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	750,000	803,408
(1st Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	250,000	253,525
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,125,270

			2,182,203

North Dakota (0.6%)

Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth. Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	1,000,000	1,132,160

Ohio (1.9%)

Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,250,000	1,400,325
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	AA-	750,000	786,510
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med. Ctr.), 6 3/4s, 4/1/22	A2	1,000,000	1,097,080
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev. Bonds, 6.1s, 8/1/20	Baa2	500,000	530,015

			3,813,930

Oklahoma (3.9%)

OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care Syst.), Ser. A, U.S. Govt. Coll.
5 3/4s, 8/15/14	Aaa	5,805,000	6,393,385
5 5/8s, 8/15/29	Aaa	525,000	575,804
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll., 7.1s, 9/1/26	Aaa	375,000	393,840
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA Coll., 5.7s, 9/1/35	Aaa	250,000	273,128

			7,636,157

Pennsylvania (11.0%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, MBIA, 6s, 7/1/24	Aaa	2,210,000	2,746,875
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Presbyterian U. Hosp.), Ser. B2, 2.5s, 3/1/18	VMIG1	1,155,000	1,155,000
Blair Cnty., Hosp. Auth. Rev. Bonds (Altoona Hosp.), Ser. A, AMBAC, 4.7s, 7/1/08	Aaa	2,500,000	2,606,400
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Jenners Pond, Inc.), 7 1/4s, 7/1/24	BB-/P	500,000	549,745
College Township, Indl. Dev. Auth. Rev. Bonds (Nittany Valley Rehab. Hosp.), 7 5/8s, 11/1/07	AAA/P	1,135,000	1,189,185
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	250,000	267,723
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33	Baa2	750,000	780,690
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	2,000,000	2,099,800
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 6s, 1/1/43	BBB+	375,000	403,939
PA State Higher Edl. Fac. Auth. Rev. Bonds (Philadelphia College of Osteopathic Med.), 5s, 12/1/11	A	1,215,000	1,293,125
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp. Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default) (NON)	D/P	545,925	682
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default) (NON)	D/P	701,513	70
Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer Ctr.), 2.34s, 7/1/25	A-1+	4,400,000	4,400,000
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,450,000	1,556,778
Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,378,925
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit Hosp.), 6 1/4s, 1/1/32	BBB+	500,000	542,760
York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev. Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07	AAA/P	650,000	676,897

			21,648,594

South Carolina (2.1%)

Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,079,130
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32	AAA	500,000	593,415
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance)
Ser. A, 7 3/8s, 12/15/21	BBB+/F	800,000	965,280
Ser. C, 6s, 8/1/20	Baa1	1,250,000	1,380,475

			4,018,300

South Dakota (1.2%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31	A1	1,000,000	1,075,840
(Prairie Lakes), 5.65s, 4/1/22	Baa1	1,250,000	1,323,688

			2,399,528

Tennessee (0.8%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (1st Mtge. -Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/33	BBB+	1,250,000	1,494,050

Texas (6.1%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A, 7s, 11/15/33	BB/P	715,000	767,939
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds, 6 1/4s, 8/15/29	BB	900,000	924,615
Harris Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (Christus Hlth.), Ser. A, MBIA, 5 1/2s, 7/1/09	Aaa	2,000,000	2,146,180
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s, 12/1/18	A2	700,000	762,454
Lubbock, Hlth. Fac. Dev. Rev. Bonds (St. Joseph Hlth. Syst.), FSA, 5 1/4s, 7/1/09	Aaa	3,535,000	3,756,114
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial Hlth. Syst. of East TX), 5.7s, 2/15/28	BBB	1,450,000	1,509,827
Tarrant Cnty., Hosp. Dist. Rev. Bonds, MBIA, 5 1/2s, 8/15/19	Aaa	1,870,000	2,071,941

			11,939,070

Utah (2.3%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20	AAA	2,000,000	2,014,200
UT State Board Regents Rev. Bonds (Hosp. of UT U.), Ser. A, MBIA, 5s, 8/1/12	Aaa	2,245,000	2,448,397

			4,462,597

Vermont (1.5%)

VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29	Aaa	975,000	993,525
VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (Northwestern Med. Ctr.), 6 1/4s, 9/1/18	BBB	1,870,000	1,907,400

			2,900,925

Virginia (1.7%)

Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	750,000	805,178
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,500,000	1,589,805
VA State Hsg. Dev. Auth. Rev. Bonds (Cmnwlth. Mtge.), 3.45s, 10/1/10	Aaa	1,000,000	1,000,910

			3,395,893

Washington (0.5%)

Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	955,000	1,060,747

West Virginia (0.3%)

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2	725,000	650,013

Wisconsin (3.0%)

Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds, 7s, 6/1/28	BBB	1,000,000	1,120,970
WI State Hlth. & Edl. Fac. Rev. Bonds (Aurora Med. Group Inc.), FSA, 6s, 11/15/09	Aaa	4,330,000	4,785,733

			5,906,703

TOTAL INVESTMENTS
Total investments (cost $184,815,822) (b)			$192,879,393

Putnam Tax-Free Health Care Fund

FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation
U.S. Treasury Note 10 yr (Short)	69	$ 7,791,609	Sep-05	$(48,643)
U.S. Treasury Note 10 yr (Short)	1	112,078	Dec-05	(1,049)

Total				$(49,692)

NOTES

(a) Percentages indicated are based on net assets of $196,226,127.

(RAT) The Moody's or Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $184,808,082, resulting in gross unrealized appreciation and depreciation of $10,315,966 and $2,244,655, respectively, or net unrealized appreciation of $8,071,311.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2005.

(F) Security is valued at fair value following procedures approved by the Trustees.

At August 31, 2005, liquid assets totaling $248,125 have been designated as collateral for open forward commitments.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentration greater than 10% at August 31, 2005 (as a percentage of net assets):

Health care	84.8%

The fund had the following insurance concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

FSA	14.7%
MBIA	11.0

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005